Accumulated Other Comprehensive Income (Loss) (After-tax Changes by Component) (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	$ (23)	$ 77	$ 77	$ 48	$ 487
Amounts arising during the period	21	18	(77)	140
Reclassifications from accumulated other comprehensive income	(4)	(17)	(23)	(111)
Total other comprehensive income (loss)	17	1	(100)	29	(439)
Balance at end of period	(6)	78	(23)	77	48
Available-for-sale securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	202	173	173	112	90
Amounts arising during the period	(21)	18	35	67
Reclassifications from accumulated other comprehensive income	(1)	(5)	(6)	(6)
Total other comprehensive income (loss)	(22)	13	29	61	22
Balance at end of period	180	186	202	173	112
Qualifying derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	63	88	88	211	606
Amounts arising during the period	0	0
Reclassifications from accumulated other comprehensive income	(14)	(18)	(25)	(123)
Total other comprehensive income (loss)	(14)	(18)	(25)	(123)	(395)
Balance at end of period	49	70	63	88	211
Prior service costs
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	7	(4)	(4)	(10)	(16)
Amounts arising during the period	(4)	0	8	2
Reclassifications from accumulated other comprehensive income	(1)	2	3	4
Total other comprehensive income (loss)	(5)	2	11	6	6
Balance at end of period	2	(2)	7	(4)	(10)
Actuarial gain (loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(295)	(180)	(180)	(265)	(193)
Amounts arising during the period	46	0	(120)	71
Reclassifications from accumulated other comprehensive income	12	4	5	14
Total other comprehensive income (loss)	58	4	(115)	85	(72)
Balance at end of period	$ (237)	$ (176)	$ (295)	$ (180)	$ (265)